DREYFUS MICHIGAN MUNICIPAL MONEY MARKET FUND, INC.
                                200 PARK AVENUE
                              NEW YORK, NY  10166




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549



 24f-2 Notice - DREYFUS MICHIGAN MUNICIPAL MONEY MARKET FUND, INC.
       Registration Statement No. 33-34844 - CIK #0000863510

Gentlemen:

    On June 29, 1990, the Registration Statement of Dreyfus Michigan Municipal Money Market Fund, Inc. was declared effective by the SEC. The Registration Statement represented the Fund's election to register an indefinite number of shares and this Notice, filed pursuant to Rule 24f-2, is for the fiscal year ended September 30, 1995.

    The following information is furnished:

    (a) Shares registered under Securities Act
        of 1933 other than pursuant to Rule 24f(2)
        which remained unsold on October 1, 1994:                34,571,794

    (b) Shares registered during fiscal year other than pursuant to Section 24(f)

    Post-Effective Amendment No. 7 effective 1/24/95            14,390,068
                                                                ----------

    Total of (a) and (b)                                        48,961,862
                                                                ==========

                                                  SHARES        DOLLAR AMOUNT

    (c) Total number of shares sold during
        fiscal year ended 9/30/95 subject
        to registration under Rule 24f-2:      68,516,307       $ 68,516,307

    (d) Less shares redeemed during
        fiscal year ended 9/30/95:            71,775,659        71,775,659
                                             ------------      -------------

     Net Sales During Year [(c) - (d)]        ( 3,259,352)      $( 3,259,352)
                                             ============       =============

     Less shares registered other than pur-
     suant to Section 24(f)  [(a) + (b)]      48,961,862        48,961,862
                                             ------------      -------------

     Balance                                  (52,221,214)     $(52,221,214)

                                    -2-


                               CALCULATION OF FEE

    Since the shares redeemed exceed the shares sold, no registration fee is required. An opinion of counsel is transmitted herewith.



JJP/ems                                            Very truly yours,

cc: Mr. J. deMichaelis, SEC
    Ms. R. McLaughlin, E&Y
                                                   John J. Pyburn
                                                   Assistant Treasurer